Document and Entity Information	Jan. 26, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2021
Entity Registrant Name	PG&E Corporation
Entity Incorporation, State or Country Code	CA
Entity File Number	001-12609
Entity Tax Identification Number	94-3234914
Entity Address, Address Line One	77 BEALE STREET
Entity Address, Address Line Two	P.O. BOX 770000
Entity Address, City or Town	SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001004980
The New York Stock Exchange [Member] | Common stock, no par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	PCG
Security Exchange Name	NYSE
The New York Stock Exchange [Member] | Equity Units [Member]
Entity Information [Line Items]
Title of 12(b) Security	Equity Units
Trading Symbol	PCGU
Security Exchange Name	NYSE
PACIFIC GAS AND ELECTRIC COMPANY [Member]
Entity Information [Line Items]
Entity Registrant Name	PACIFIC GAS AND ELECTRIC COMPANY
Entity Incorporation, State or Country Code	CA
Entity File Number	001-02348
Entity Tax Identification Number	94-0742640
Entity Address, Address Line One	77 BEALE STREET
Entity Address, Address Line Two	P.O. BOX 770000
Entity Address, City or Town	SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-7000
Entity Emerging Growth Company	false
Entity Central Index Key	0000075488
PACIFIC GAS AND ELECTRIC COMPANY [Member] | NYSE American LLC [Member] | First preferred stock, cumulative, par value $25 per share, 5% series A redeemable [Member]
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Trading Symbol	PCG-PE
Security Exchange Name	NYSEAMER
PACIFIC GAS AND ELECTRIC COMPANY [Member] | NYSE American LLC [Member] | First preferred stock, cumulative, par value $25 per share, 5% redeemable [Member]
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% redeemable
Trading Symbol	PCG-PD
Security Exchange Name	NYSEAMER
PACIFIC GAS AND ELECTRIC COMPANY [Member] | NYSE American LLC [Member] | First preferred stock, cumulative, par value $25 per share, 4.80% redeemable [Member]
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Trading Symbol	PCG-PG
Security Exchange Name	NYSEAMER
PACIFIC GAS AND ELECTRIC COMPANY [Member] | NYSE American LLC [Member] | First preferred stock, cumulative, par value $25 per share, 4.50% redeemable [Member]
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Trading Symbol	PCG-PH
Security Exchange Name	NYSEAMER
PACIFIC GAS AND ELECTRIC COMPANY [Member] | NYSE American LLC [Member] | First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable [Member]
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable
Trading Symbol	PCG-PI
Security Exchange Name	NYSEAMER
PACIFIC GAS AND ELECTRIC COMPANY [Member] | NYSE American LLC [Member] | First preferred stock, cumulative, par value $25 per share, 6% nonredeemable [Member]
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Trading Symbol	PCG-PA
Security Exchange Name	NYSEAMER
PACIFIC GAS AND ELECTRIC COMPANY [Member] | NYSE American LLC [Member] | First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable [Member]
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Trading Symbol	PCG-PB
Security Exchange Name	NYSEAMER
PACIFIC GAS AND ELECTRIC COMPANY [Member] | NYSE American LLC [Member] | First preferred stock, cumulative, par value $25 per share, 5% nonredeemable [Member]
Entity Information [Line Items]
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Trading Symbol	PCG-PC
Security Exchange Name	NYSEAMER